Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	May 31, 2021	May 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, Cost	$ 2,438,118	$ 2,438,118
Accumulated Amortization	8,052,891	296,744
Intangible assets, Net Carrying Value	$ 1,635,227	$ 2,141,374
Non-Competes [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years 6 months	4 years 6 months
Finite lived intangible assets, Cost	$ 1,023,118	$ 1,023,118
Accumulated Amortization	498,799	289,884
Intangible assets, Net Carrying Value	$ 524,319	$ 733,234
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life, description	Indefinite	Indefinite
Finite lived intangible assets, Cost	$ 866,000	$ 866,000
Accumulated Amortization
Intangible assets, Net Carrying Value	$ 866,000	$ 866,000
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years	10 years
Finite lived intangible assets, Cost	$ 546,000	$ 546,000
Accumulated Amortization	301,675	5,443
Intangible assets, Net Carrying Value	$ 244,325	$ 540,557
Internet Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years 6 months	2 years 6 months
Finite lived intangible assets, Cost	$ 3,000	$ 3,000
Accumulated Amortization	2,417	1,417
Intangible assets, Net Carrying Value	$ 583	$ 1,583